RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
b) During the years ended December 31, 2017, 2018 and 2019, the Group had the following related party transactions
:

		For the year ended December 31,
	Notes	2017	2018	2019	2019
		RMB	RMB	RMB	US$
Loan to a related party:
Lionbridge	(i)	150,000	150,000	100,000	14,364
Services received from a related party :
Bain Advisors	(ii)	38,537	—	—	—
(i)
The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000, RMB150,000 and RMB100,000 (US$14,364) to Lionbridge during the years ended December 31, 2017, 2018 and 2019, respectively, with details set forth below:

Year ended December 31, 2017
Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24, 2017 to November 30, 2017
Loan 2	50,000	7%	March 20, 2017 to November 30, 2017

Year ended December 31, 2018
Loan granted	Principal	Interest Rate	Period
Loan 1	150,000	7%	March 1, 2018 to November 30, 2018

Year ended December 31, 201 9
Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7.2%	May 30, 2019 to November 30, 2019
As of December 31, 2018 and 2019, respectively, the above loans were fully repaid. Interest income of RMB7,457, RMB7,539 and RMB3,509 (US$504) from the above loans were recorded as interest income during the years ended December 31, 2017, 2018 and 2019, respectively.

(ii)
During the years ended December 31, 2017, 2018 and 2019, the Group accrued consulting
fees of RMB38,537, RMB nil and nil, respectively, to
Bain Advisors, an affiliate of the Group’s majority shareholder, which included a lump sum consulting termination fee of RMB33,887 to Bain Advisors as a result of the IPO for the year ended December 31, 2017.

(iii)	On November 1, 2017, the Group acquired Edge Business from a seller in which a managing director of Bain Capital is a director and minority shareholder.

Due From Related Parties
c) The balances between the Group and its related parties as of December 31, 2018 and 2019 are listed below:
Amounts due from a related party

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Bain Capital Education IV	190	191	27